Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated earnings (deficit)
Balance at beginning of period (in shares) at Dec. 31, 2021		200,435,621
Increase (decrease) in Equity [Roll Forward]
Distribution of treasury shares ( in shares)		450,000
Balance at end of period (in shares) at Jun. 30, 2022		200,885,621
Balance at beginning of period at Dec. 31, 2021		$ 10,061	$ (4,309)	$ 285	$ 1,762,649	$ 160,055
Increase (decrease) in Equity [Roll Forward]
Shares distributed			2,568			(1,740)
Stock option expense				302
Distributions to shareholders					(180,392)	(100,443)
Loss on distributed treasury shares			2,568			(1,740)
Net income						289,072
Balance at end of period at Jun. 30, 2022	$ 1,938,108	$ 10,061	(1,741)	587	1,582,257	346,944
Balance at beginning of period (in shares) at Dec. 31, 2022	200,485,621	200,485,621
Increase (decrease) in Equity [Roll Forward]
Shares used to settle options (in shares)		(982,328)
Balance at end of period (in shares) at Jun. 30, 2023	199,503,293	199,503,293
Balance at beginning of period at Dec. 31, 2022	$ 1,917,033	$ 10,061	(5,014)	851	1,582,257	328,878
Increase (decrease) in Equity [Roll Forward]
Repurchase of shares			(7,452)
Stock option expense				202
Distributions to shareholders						(60,120)
Net income						26,068
Balance at end of period at Jun. 30, 2023	$ 1,875,731	$ 10,061	$ (12,466)	$ 1,053	$ 1,582,257	$ 294,826